Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Weighted Average Assumptions Used in the Black-Scholes Option Pricing Model	The weighted average assumptions used in the Black-Scholes option pricing model are as follows:
Weighted Average
Quantity	1,066,500	263,500
Exercise Price	$3.91	$3.25
Share price	$3.20	$3.20
Discount Rate	4.19%	4.19%
Expected life (years)	2.25	2.25
Volatility	81.81%	81.81%
Fair value of finders’ warrants (CAD per option):	$1.38	$1.54

Schedule of Company’s Stock Options Outstanding	The Company’s stock options outstanding at December 31, 2023 and December 31, 2022, and the changes for the year then ended, are as follows:
	Year ended December 31, 2023		Year ended December 31, 2022
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	CAD $	#	CAD $
Options outstanding, beginning of period/year	7,235,648	2.52	5,272,294	1.42
Granted	2,670,181	2.85	3,107,501	4.10
Exercised	(575,676)	1.31	(1,016,436)	1.51
Forfeited/expired	(917,271)	3.20	(127,711)	3.60
Options outstanding	8,412,882	$2.63	7,235,648	$2.52
Options exercisable	5,921,267	$2.39	4,928,144	$1.78

Schedule of Stock Options Outstanding	As of December 31, 2023, stock options outstanding were as follows:
		Options Outstanding		Options Exercisable
		December 31, 2023		December 31, 2023
Option price per share	Options #	Weighted remaining life (years)	Weighted exercise price CAD $	Options #	Weighted exercise price CAD $
$0.18 - 1.92	2,792,289	0.33	$0.77	2,792,289	$0.77
$2.40 - 3.79	2,981,008	1.43	$2.89	1,090,331	$2.92
$4.20 - 5.76	2,639,585	0.93	$4.30	2,038,647	$4.33
	8,412,882	2.68	$2.63	5,921,267	$2.39

Schedule of Weighted Average Assumptions Used in Calculating the Fair Values	The weighted average assumptions used in calculating the fair values are as follows:
	December 31,	December 31,
	2023	2022
Risk-free interest rate	3.34%	2.06%
Expected life of option	5.0 years	4.9 years
Expected dividend yield	0%	0%
Expected stock price volatility	95.43%	116.48%
Fair value per option	CAD $2.10	CAD $3.21

Schedule of the Status of the Company’s Warrants	A summary of the status of the Company’s warrants as of December 31, 2023, and December 31, 2022, and changes during the year then ended is as follows:
	Year ended December 31, 2023		Year ended December 31, 2022
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
	#	CAD $	#	CAD $
Warrants outstanding, beginning of year	7,494,506	4.43	6,298,839	2.43
Granted	30,013,783	3.80	3,670,919	5.81
Exercised	(6,034,479)	3.35	(2,291,642)	1.39
Expired	(12,006)	2.02	(183,610)	1.67
Warrants outstanding, end of period/year	31,461,804	4.04	7,494,506	4.43

Schedule of Share Purchase Warrants Outstanding	As of December 31, 2023, share purchase warrants outstanding were as follows:
		Warrants Outstanding
		December 31, 2023
Warrant price	Warrants	Weighted average remaining life	Weighted average exercise price
per share	#	(years)	CAD $
$3.00 - 4.05[1]	28,088,438	1.77	$3.81
$4.59 - 6.00	3,373,366	0.02	$5.96
	31,461,804	1.79	$4.04
[1]	Includes 1,000 outstanding warrants at an exercise price of C$3.00 which also include power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at C$3.90 for 36 months.

Schedule of Reconciliation of the Convertible Debenture Components	A reconciliation of the convertible debenture components is as follows:
	Liability	Equity	Total
	$	$	$
Balance, December 31, 2022 and December 31, 2023	-	-	-

Issuance of promissory note	56,186,734	3,813,266	60,000,000
Accretion expense	3,052,433	-	3,052,433
Principal payments	(40,000,000)	-	(40,000,000)
Accrued interest, not yet paid	-	-	-
Balance, December 31, 2023	19,239,167	3,813,266	23,052,433
Liabilities:
Current portion - convertible debenture (accrued interest)	-	-	-
Long term portion - convertible debenture	19,239,167	-	19,239,167
Balance, December 31, 2023	19,239,167	-	19,239,167